Net Loss Per Share - Additional Information (Detail) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock excluded from the calculation of weighted average shares for diluted net loss per share	4,705	5,936	4,880	4,177
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock excluded from the calculation of weighted average shares for diluted net loss per share	9,626	9,842	9,626	9,842